GUARANTOR AND NON-GUARANTOR FINANCIAL INFORMATION (Details) - Unsecured senior notes issued March 19, 2015 - USD ($) $ in Millions	Mar. 31, 2015	Mar. 19, 2015
Financial Information
Debt issued		$ 500.0
Issuer Subsidiary
Financial Information
Debt issued	$ 500.0